AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.4%
Long-Term Municipal Bonds – 98.4%
Minnesota – 98.4%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP)
Series 2014-A 5.00%, 02/01/2034	$	1,695	$1,696,636
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.)
Series 2021 4.00%, 09/01/2051		270	222,883
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014 5.00%, 11/01/2029		300	301,623
5.00%, 11/01/2044		500	500,930
Series 2019 4.00%, 11/01/2041		850	772,432
City of Duluth MN
Series 2016-A 5.00%, 02/01/2034		1,000	1,028,780
City of Fridley MN (Roers Fridley Apartments Owner II LLC)
Series 2023-A 5.75%, 06/01/2041(a)		200	199,330
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2017 5.00%, 05/01/2031		1,000	1,038,117
City of Minneapolis MN (Allina Health Obligated Group)
Series 2023-A 5.00%, 11/15/2052		1,000	1,078,855
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2018-A 5.00%, 11/15/2036		2,000	2,089,230
City of Minneapolis MN (Hennepin Schools)
Series 2021-A 4.00%, 07/01/2056		300	218,796
City of Ramsey MN (Pact Charter School)
Series 2022-A 5.00%, 06/01/2032		200	202,097
City of St. Paul MN (City of St. Paul MN Sales Tax)
Series 2014-G 5.00%, 11/01/2030		1,500	1,515,788
City of St. Paul MN Water Revenue
Series 2023-A 4.00%, 12/01/2045		1,000	1,008,318
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.)
Series 2019 5.00%, 08/01/2049		395	387,735

	Principal Amount (000)		U.S. $ Value

City of Woodbury MN (Woodbury Leadership Academy)
Series 2021 4.00%, 07/01/2056	$	215	$152,744
Cloquet Independent School District No. 94
Series 2015-B 5.00%, 02/01/2031		1,200	1,218,471
Duluth Economic Development Authority (Benedictine Health System Obligated Group)
Series 2021 4.00%, 07/01/2036		400	341,945
Duluth Economic Development Authority (Essentia Health Obligated Group)
Series 2018-A 5.00%, 02/15/2048		1,000	1,015,945
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN)
Series 2020 5.00%, 12/01/2036		1,575	1,581,139
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group)
Series 2015-A 5.00%, 07/01/2032		1,000	1,015,965
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy)
Series 2020 5.00%, 09/01/2040		110	106,518
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy)
Series 2021 4.00%, 06/01/2041(a)		100	76,715
4.00%, 06/01/2051(a)		125	85,450
Hutchinson Utilities Commission
Series 2012-A 5.00%, 12/01/2025		420	420,585
Minneapolis Special School District No. 1
Series 2016 5.00%, 02/01/2031		1,000	1,063,475
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2019-B 5.00%, 01/01/2035		1,000	1,074,517
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.)
Series 2019 4.00%, 12/01/2040		1,000	916,297
Minnesota Higher Education Facilities Authority (Hamline University)
Series 2017-B 5.00%, 10/01/2036		500	509,863
Minnesota Higher Education Facilities Authority (St. Catherine University)
Series 2018-A 5.00%, 10/01/2045		1,100	1,114,507

	Principal Amount (000)	U.S. $ Value

Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 2021
3.00%, 10/01/2041	$ 1,000	$852,673
Series 2015-8
5.00%, 12/01/2032	750	770,003
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis)
Series 2017-A
4.00%, 10/01/2034	800	816,288
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease)
Series 2019-A
4.00%, 08/01/2031	50	53,037
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/2032	750	756,786
New Prague Independent School District No. 721
Series 2015-A
4.00%, 02/01/2032	1,000	1,008,146
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series 2019-A
3.00%, 02/01/2038	1,000	920,294
3.00%, 02/01/2039	1,000	894,602
Northern Municipal Power Agency
Series 2017
5.00%, 01/01/2033	235	247,117
5.00%, 01/01/2034	215	225,786
5.00%, 01/01/2041	700	721,380
Southern Minnesota Municipal Power Agency
Series 2017-A
5.00%, 01/01/2047	1,000	1,050,597

Total Municipal Obligations (cost $32,516,057)		31,272,395

	Shares

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $34,271)	34,271	34,271

Total Investments – 98.5% (cost $32,550,328)(e)		31,306,666
Other assets less liabilities – 1.5%		462,064

Net Assets – 100.0%		$31,768,730

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$35,919	$—	$35,919
USD	183	01/15/2025	2.585%	CPI#	Maturity	17,857	—	17,857
USD	182	01/15/2025	2.613%	CPI#	Maturity	17,553	—	17,553
USD	120	01/15/2025	4.028%	CPI#	Maturity	4,409	—	4,409
USD	680	01/15/2026	CPI#	3.765%	Maturity	(22,476)	—	(22,476)
USD	570	01/15/2027	CPI#	3.466%	Maturity	(20,809)	(446)	(20,363)
USD	500	01/15/2027	CPI#	3.320%	Maturity	(22,835)	—	(22,835)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(19,102)	—	(19,102)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	254,944	—	254,944
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	232,209	—	232,209
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(23,558)	—	(23,558)
USD	620	01/15/2029	CPI#	3.735%	Maturity	4,103	—	4,103
USD	330	01/15/2029	CPI#	3.331%	Maturity	(9,021)	—	(9,021)
USD	255	01/15/2030	1.572%	CPI#	Maturity	43,501	—	43,501
USD	255	01/15/2030	1.587%	CPI#	Maturity	43,151	—	43,151
USD	300	01/15/2031	2.680%	CPI#	Maturity	22,895	—	22,895
USD	300	01/15/2031	2.782%	CPI#	Maturity	19,907	—	19,907
USD	250	01/15/2031	2.989%	CPI#	Maturity	11,480	—	11,480
USD	260	01/15/2032	CPI#	3.064%	Maturity	(8,407)	—	(8,407)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(11,784)	—	(11,784)

						$569,936	$(446)	$570,382

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,400	01/15/2027	1 Day SOFR	3.943%	Annual	$(36,817)	$—	$(36,817)
USD	500	01/15/2027	1 Day SOFR	3.941%	Annual	(5,449)	—	(5,449)
USD	740	04/20/2028	1 Day SOFR	3.519%	Annual	(26,901)	—	(26,901)
USD	600	07/31/2029	1 Day SOFR	3.975%	Annual	—	—	—
USD	500	07/31/2029	1 Day SOFR	3.986%	Annual	(89)	—	(89)
USD	1,100	04/30/2030	1 Day SOFR	3.486%	Annual	(42,686)	—	(42,686)
USD	800	04/30/2030	1 Day SOFR	3.369%	Annual	(36,988)	—	(36,988)
USD	710	04/30/2030	1 Day SOFR	3.075%	Annual	(46,042)	—	(46,042)
USD	530	04/30/2030	1 Day SOFR	3.500%	Annual	(19,709)	—	(19,709)
USD	600	07/31/2030	1 Day SOFR	4.016%	Annual	(1,742)	—	(1,742)
USD	200	11/01/2030	1 Day SOFR	4.280%	Annual	3,388	—	3,388
USD	500	01/08/2031	1 Day SOFR	3.580%	Annual	(10,839)	—	(10,839)
USD	730	04/15/2032	3.149%	1 Day SOFR	Annual	51,006	—	51,006
USD	600	04/15/2032	3.081%	1 Day SOFR	Annual	45,073	—	45,073
USD	550	03/31/2033	3.171%	1 Day SOFR	Annual	39,045	—	39,045
USD	700	12/19/2033	1 Day SOFR	3.565%	Annual	(20,018)	—	(20,018)

						$(108,768)	$—	$(108,768)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA*	Quarterly	$82,285	$—	$82,285

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $361,495 or 1.1% of net assets.

(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $969,368 and gross unrealized depreciation of investments was $(1,669,131), resulting in net unrealized depreciation of $(699,763).

Glossary:

COP – Certificate of Participation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Minnesota Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$31,272,395	$—	$31,272,395
Short-Term Investments	34,271	—	—	34,271

Total Investments in Securities	34,271	31,272,395	—	31,306,666
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	707,928	—	707,928

Investments in Securities:	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swaps	$—	$138,512	$—	$138,512
Interest Rate Swaps	—	82,285	—	82,285
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(137,992)	—	(137,992)
Centrally Cleared Interest Rate Swaps	—	(247,280)	—	(247,280)

Total	$34,271	$31,815,848	$—	$31,850,119

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$813	$4,026	$4,805	$34	$17